VIA EDGAR

December 2, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                           Re: The Gabelli Equity Series Funds, Inc. (Securities Act File No. 33-41913; Investment Company Act File No. 811-06367) POST-EFFECTIVE AMENDMENT NO. 16

Ladies and Gentlemen:

                  On behalf of The Gabelli Equity Series Funds, Inc. (the "Fund"), I hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 16 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which, pursuant to Section 310 of Regulation S-T, has been tagged by the Fund's administrator to indicate the changes from the previous amendment to the Registration Statement, filed on February 2, 2004.

                  If your staff has any questions or comments concerning the Amendment, they should call me at (212) 735-2790.

Very truly yours,

/S/ RICHARD T. PRINS

Richard T. Prins



Enclosures

cc:  Bruce Alpert
     Arlene Lonergan